DERIVATIVE FINANCIAL INSTRUMENTS (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB
Derivative assets:
Total derivative assets			RUB 8
Derivative liabilities:
Total derivative liabilities	$ 1.3		37		RUB 92
Derivative contracts not designated as hedging instruments
Derivative instruments not designated as hedging instruments
Effect of derivative instruments not designated as hedging instruments on income	(0.8)	RUB (55)	(7)	RUB 27
Equity purchase contracts | Derivative contracts not designated as hedging instruments | Investments in non-marketable equity securities
Derivative assets:
Total derivative assets			8
Foreign exchange contracts | Derivative contracts not designated as hedging instruments | Other accrued liabilities
Derivative liabilities:
Total derivative liabilities	$ 1.3		RUB 37		RUB 92